Offerings - Offering: 1	Aug. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Euro 1,200,000,000 Floating Rate Global Notes due 2028
Amount Registered | shares	1,383,840,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,383,840,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 191,108.30
Offering Note	In accordance with Rules 456(b), 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), based upon a Euro-to-U.S. dollar exchange rate of Euro 1 to $1.1532 as of August 7, 2026, the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333- 285413) filed on February 28, 2025.